OTHER FINANCING INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER FINANCING INCOME (EXPENSES), NET

	Year ended December 31,
	2025	2024	2023

Amortization of a discount related to a convertible loan credit facility	$—	$(1,229)	$—
SEPA set up fees	(50)	(372)	—
Issuance expenses attributable to derivate warrant liability	—	(140)	—
Interest related to loan credit facility	—	(14)	—
Financing related to leases	(58)	(21)	7
Interest on deposits	912	272	173
Exchange rates and others	211	(19)	75
	$1,015	$(1,523)	$255